Taxes Recoverable and Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Taxes Recoverable and Payable [Abstract]
Schedule of Taxes Recoverable and Payable	Taxes recoverable consist of the following (in thousands):
	September 30,	December 31,
	2023	2022
Taxes recoverable	2,620	1,876
Less: Taxes payable	(1,200)	(1,135)
Total	1,420	741
Taxes recoverable consist of the following at December 31, 2022 and 2021:
	Year Ended December 31,
	2022	2021
	(in thousands)
Taxes recoverable	$1,876	$5,461
Less: Taxes payable	1,135	1,734
	$741	$3,727